COMPANY ACTIVITY AND CORPORATE INFORMATION (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [abstract]
Name of reporting entity	Atento S.A.
Country of incorporation	Luxembourg
Address of registered office	Luxembourg at 4, Rue Lou Hemmer